SHARED BASED COMPENSATION (Summary of Restricted Stock Activity)(Details) (USD $)	6 Months Ended
Jun. 30, 2012
Number of Restricted Shares
Nonvested, Beginning Balance	270,000
Granted
Vested	(135,000)
Cancelled or expired
Nonvested, Ending Balance	135,000
Weighted Average Grant Date Fair Value
Beginning Balance	$ 0.033
Ending Balance	$ 0.033